DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 6) (Fair value measured on recurring basis, USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Interest rate swaps | Significant other observable inputs (Level 2)
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	$ 3,322	$ 3,391
Fair value of derivative liabilities	(31,315)	(32,636)
Cross-currency interest rate swaps | Significant other observable inputs (Level 2)
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative liabilities	(3,469)	(26,559)
Foreign currency options | Significant other observable inputs (Level 2)
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	247
Fair value of derivative liabilities	(2,612)	(4,281)
Buy-out put option | Significant other observable inputs (Level 2)
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative liabilities	(11,636)
Interest rate swaps | Fair value
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	3,322	3,391
Fair value of derivative liabilities	(31,315)	(32,636)
Cross-currency interest rate swaps | Fair value
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative liabilities	(3,469)	(26,559)
Foreign currency options | Fair value
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	247
Fair value of derivative liabilities	(2,612)	(4,281)
Buy-out put option | Fair value
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative liabilities	$ (11,636)